As filed with the Securities and Exchange	Registration No. 333-85618
Commission on November 15, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 25	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor's Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on December 6, 2007 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective
Amendment No. 25 is to delay the effective date of Post-Effective Amendment No. 24, which was filed on September 17, 2007. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(b) at a future date that incorporates our responses to the comments and any required missing information or items.

PARTS A, B and C

Parts A and C of this Post-Effective Amendment No. 25 incorporate by reference Parts A and C of Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-85618) as filed electronically on June 4, 2007. Part B of this Post-Effective Amendment No. 25 incorporates by reference Part B of Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-85618) as filed on April 13, 2007.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account NY-B, has duly caused this Post Effective Amendment to a Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 15th day of
November, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF
NEW YORK
(Depositor)

By:

___________________________ Donald W. Britton* President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on November 15, 2007.

Signature	Title

President, Chief Executive Officer
Donald W. Britton*	and Chairman
(principal executive officer)

Senior Vice President and
Steven T. Pierson*	Chief Accounting Officer
DIRECTORS OF THE DEPOSITOR
Signature	Title

Executive Vice President and
David A. Wheat*	Chief Financial Officer
(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Signature	Title

____________________ Brian D. Comer*

____________________ Curtis W. Olson*

____________________ Robert P. Browne*

____________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.